Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Disclosure Of Detailed Information About Profits Attributable To Equity Holders And Weighted Average Shares Explanatory

	2019	2018	2017
	€	€	€
(Loss)/Profit for the year attributable to ordinary equity holders of the parent for basic earnings	(275,645)	51,646	77,203
Impact on the options under ISA plan (Note 35)	—	(212)	(3,204)
Impact on the RSUs under Equity Incentive Plan (Note 35)*	—	(91)	—
Impact on the Options shares under ESOP (Note 35)*	—	—	—

(Loss)/Profit for the year attributable to ordinary equity holders of the parent adjusted for the effect of dilution	(275,645)	51,343	73,999

*	The potential ordinary shares would be anti-dilutive since there is a loss from continuing operations.

	2019	2018	2017
	in thousands	in thousands	in thousands
Weighted average number of ordinary shares for basic EPS	189,480	169,331	169,331

Weighted average number of ordinary shares adjusted for the effect of dilution	198,673	169,331	169,331